Statement of Financial Position (Parenthetical) - € / shares	Jun. 30, 2015	Jun. 30, 2014
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	25,339,702	25,171,198
Common Stock, Shares, Outstanding	24,958,174	24,789,670
Treasury Stock, Shares	381,528	381,528